Schedule of actuarial assumptions used (Details)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Actuarial financing method	Projected unit credit	Projected unit credit
Functional currency	Real (R$)	Real (R$)
Nominal discount rate	Millennium Plan: 10.71% Plan 35%: 10.53% Supplementation : 10.54%	Millennium Plan: 6.95% Plan 35%: 6.24% Supplementation: 6.44%
Actuarial assumption of expected rates of inflation	5.03%	3.32%
Actuarial assumption of expected rates of salary increases	6.08%	4.35%
Actuarial assumption of expected rates of pension increases	5.03%	3.32%
Rate of return on investments	Millennium Plan: 10.71% Plan 35%: 10.53% Supplementation : 10.54%	Millennium Plan: 6.95% Plan 35%: 6.24% Supplementation: 6.44%
General mortality table	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender	Millennium Plan: AT-2012 segregated by gender Plan 35%: AT-2000 Male aggravated by 15% Supplementation: AT-2000 aggravated by 10% segregated by gender
Disability table	35% Plan Light Medium. Millenium Plan: Prudential (-10%) Supplementation: not applicable	35% Plan Light Medium. Millenium Plan: Prudential (-10%) Supplementation: not applicable
Disability mortality table	Millenium Plan: AT-71 35% Plan : MI-2006 -10% M&F Supplementation: Winklevoss -10%	Millenium Plan: AT-71 35% Plan : MI-2006 -10% M&F ;Supplementation: Winklevoss -10%
Turnover table	Millenium plan 5% per annum, zero for plans 35% and Supplementation	Millenium plan 5% per annum, zero for plans 35% and Supplementation
Retirement age	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan	100% on the first date he/she becomes eligible for programmed retirement benefit under the plan
Household of active participants	95% will be married at the time of retirement, with the wife being 4 years younger than the husband	95% will be married at the time of retirement, with the wife being 4 years younger than the husband